Note 12 - Derivative Contracts, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	Long Exposure			Short Exposure
Primary underlying risk	Notional Amounts(a)		Number of Contracts(b)	Notional Amounts(a)	Number of Contracts(b)
Commodity price
Swap	$			$3,111	4
Options		354	1	266	1
		$354	1	$3,377	5
	Long Exposure			Short Exposure
Primary underlying risk	Notional Amounts(c)		Number of Contracts(d)	Notional Amounts(c)	Number of Contracts(d)
Commodity price
Swap	$			$2,751	2
Options		354	1	266	1
		$354	1	$3,017	3

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Derivative Assets		Derivative Liabilities	Amount of gain (loss)
Primary underlying risk
Commodity price
Swaps	$		$(135)	$(261)
Options		1	(9)	(8)
Gross total		1	(144)	(269)
Less: Master netting arrangements		1	(1)
Total	$		$(143)	$(269)
	Derivative Assets	Derivative Liabilities		Amount of gain (loss)
Primary underlying risk
Commodity price
Swaps	$32	$		$42
Options	16		(26)	(260)
Gross total	48		(26)	(218)
Less: Master netting arrangements	26		(26)
Total	$22	$		$(218)

Derivative Instruments, Gain (Loss) [Table Text Block]
	Realized gain (loss)	Unrealized gain (loss)	Total
Primary underlying risk
Commodity price
Swaps	$(104)	$(157)	$(261)
Options		(8)	(8)
Total	$(104)	$(165)	$(269)
	Realized gain (loss) (e)	Unrealized gain (loss)	Total
Primary underlying risk
Commodity price
Swaps	$21	$21	$42
Options	(342)	82	(260)
Total	$(321)	$103	$(218)